GUARANTEE LIABILITIES	12 Months Ended
Mar. 31, 2021
GUARANTEE LIABILITIES
GUARANTEE LIABILITIES

13. GUARANTEE LIABILITIES

	March 31,	March 31,
	2020	2021
	RMB	RMB

Guarantee liabilities – stand ready	207,997	172
Guarantee liabilities – contingent (i)	702,952	2,269
	910,949	2,441

(i) Financial guarantees in the scope of ASC 460, Guarantees, are in the scope of CECL impairment model, and a contingent guarantee liability with an allowance for credit losses was recorded at the initial adoption and subsequently measured using CECL model.

The movement of guarantee liabilities – stand ready was as follows:

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Beginning balance of the period	173,907	321,255	388,307	207,997
Changes on initial application of ASU 2016-13	—	—	(135,839)	—
Fair value of guarantee liabilities upon the inception of new guarantees	403,370	405,084	—	—
Guarantee liabilities settled	(257,953)	(398,167)	—	—
Losses from guarantee liabilities	1,931	362,597	—	—
Reclassified as liabilities held for sale (Note 3)	(174,828)	—	—	—
Net assets transferred (Note 3)	—	(302,462)	—	—
Guarantee income (i) (Note 18)	—	—	(44,471)	(207,825)
Ending balance of the period	146,427	388,307	207,997	172

The movement of guarantee liabilities - contingent was as follows:

	For the three	For the fiscal
	months ended	year ended
	March 31,	March 31,
	2020	2021
	RMB	RMB

Beginning balance of the period	—	702,952
Changes on initial application of ASU 2016-13	224,834	—
Guarantee liabilities settled	(326,204)	(68,578)
Guarantee liabilities released to Webank (i)	—	(630,733)
Provision for credit losses	804,322	(1,372)
Ending balance of the period	702,952	2,269

13. GUARANTEE LIABILITIES (CONTINUED)

(i) In order to settle the Company’s remaining guarantee liabilities, the Company entered into a supplemental agreement on April 23, 2020 (the “2020 April Agreement”) with Webank with regards to the Company’s historically-facilitated loans. Pursuant to the 2020 April Agreement, Webank agreed to set a cap on the amount of cash the Company would use to fulfil its guarantee obligations from 2020 to 2022. Subsequently on July 23, 2020, the Company entered into another supplemental agreement (the “2020 July Agreement”) with Webank, which amended and restated the 2020 April Agreement. Pursuant to the July Agreement, the Company paid an aggregate amount of RMB372 million to WeBank from 2020 to 2025 as guarantee settlement with a maximum annual settlement amount of no more than RMB84 million. Upon the signing of the 2020 July Agreement, the Company was no longer subject to guarantee obligations in relation to its historically-facilitated loans for WeBank under the condition that the Company made the instalments based on the agreed-upon schedule in the 2020 July Agreement. Subsequently on June 21, 2021, the Company entered into another supplemental agreement (the “2021 June Agreement”) with Webank, which amended the July agreement further. Total aggregate amount the Company was obligated to pay was limited to RMB324 million.

Pursuant to the July agreement, total settlement amount was RMB272.1 million as of March 31, 2021, out of which RMB200.8 million was recorded in “Consideration payment to Webank, non-current”.

The terms of the guarantee range from 2 years to 4 years.